UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08294

                       ALLIANCEBERNSTEIN EXCHANGE RESERVES
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


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

ALLIANCEBERNSTEIN EXCHANGE RESERVES
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

                                           PRINCIPAL
                                            AMOUNT
                                             (000)     U.S. $ VALUE
                                           ---------   ------------
SHORT-TERM INVESTMENTS - 100.0%
Commercial Paper - 76.1%
AIG Funding Inc.
   5.24%, 1/24/07                           $19,200    $ 19,135,723
Anglo Irish Bank
   5.25%, 2/27/07 (a)                         7,000       6,941,812
ASB Bank Ltd.
   5.22%, 3/13/07 (a)                         8,400       8,313,522
Banco Santander Central Hispano SA
   5.25%, 3/14/07                             8,500       8,410,750
Bank Of Ireland
   5.25%, 2/08/07 (a)                         7,300       7,259,546
Barclays US Funding
   5.23%, 3/13/07                            19,300      19,100,926
Bear Stearns
   5.24%, 2/15/07                             7,000       6,954,150
Caisse Centrale Jardinsduque
   5.255%, 1/11/07 (a)                        7,000       6,989,782
Caisse Nationale
   5.25%, 1/04/07 (a)                         8,600       8,596,237
Citigroup Funding Inc.
   5.24%, 1/22/07                            19,600      19,540,089
Credit Suisse First Boston USA
   5.24%, 2/12/07 (a)                         7,000       6,957,207
Fairway Finance Corp.
   5.29%, 1/29/07 (a)                         8,300       8,265,850
Falcon Asset Securitization
   5.26%, 1/12/07 (a)                        19,800      19,768,177
Fountain Square
   5.27%, 1/17/07 (a)                        19,200      19,155,029
Galaxy Funding Inc.
   5.25%, 2/16/07 (a)                        20,000      19,865,833
General Electric Capital Corp.
   5.23%, 2/28/07                            19,300      19,137,376
Goldman Sachs Group
   5.21%, 2/20/07                             8,400       8,339,217
HBOS Treasury Services PLC
   5.24%, 1/16/07                            19,600      19,557,207
HSBC Finance Corp.
   5.25%, 3/02/07                            19,200      19,032,000
ING Funding LLC
   5.235%, 2/13/07                            8,600       8,546,225


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

Northern Rock PLC
   5.245%, 2/06/07 (a)                        7,300       7,261,712
Old Line Funding
   5.26%, 1/18/07 (a)                         8,600       8,578,639
Prudential PLC
   5.25%, 2/07/07 (a)                        19,800      19,693,162
Rabobank USA Finance Corp.
   5.22%, 1/02/07                            19,000      18,997,245
San Paolo US Financial Co.
   5.19%, 4/27/07                             7,100       6,981,264
Svenska Handelsbanken Inc.
   5.22%, 3/08/07                             8,600       8,517,698
Swedbank
   5.23%, 1/03/07                             7,000       6,997,966
Toyota Motor Credit
   5.24%, 2/01/07                            19,800      19,710,658
Unicredito Del Inc.
   5.24%, 1/08/07 (a)                         7,000       6,992,868
                                                       ------------
                                                        363,597,870
                                                       ------------
Certificate of Deposit - 21.5%
Banco Bilbao Vizcaya
   4.84%, 1/31/07                             8,500       8,495,315
Calyon North America, Inc.
   5.305%, 3/01/07                           19,800      19,800,000
CC USA, Inc.
   5.31%, 1/10/07 (a)(b)                      9,300       9,300,000
Depfa Bank PLC
   5.32%, 4/17/07 (a)                         8,600       8,600,000
Deutsche Bank NY
   5.33%, 5/07/07                             7,100       7,100,000
Lloyds CD
   5.285%, 2/05/07                           19,400      19,400,000
Norinchukin Bank
   5.33%, 3/05/07                             7,000       7,000,000
Royal Bank Scotland PLC
   4.755%, 1/12/07                           13,400      13,400,020
Wachovia Bank
   5.324%, 3/30/07                            9,500       9,500,030
                                                       ------------
                                                        102,595,365
                                                       ------------
U.S. Government and Government Sponsored
   Agency Obligations - 2.4%
Federal Home Loan Bank
   Zero Coupon, 1/02/07                      11,600      11,598,421
                                                       ------------

Total Investments - 100.0%
   (cost $477,791,656)                                  477,791,656
Other assets less liabilities - 0.0%                        110,086
                                                       ------------
Net Assets - 100.0%                                    $477,901,742
                                                       ------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $172,539,379 or 36.1% of net assets.

(b) Floating Rate Security. Stated interest rate was in effect at % December 31, 2006.


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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
  3(a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

  3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007


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